Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
		As of December 31,
	Note	2023	2022
Stores		6,033	5,914
Distribution centers		1,237	1,139
Commercial agreements	8.1	(525)	(518)
Allowance for loss on inventory losses and damages	8.2	(81)	(68)
		6,664	6,467

Schedule of allowance for losses and damages	Inventories are adjusted by an allowance for losses and damages, which is periodically reviewed and evaluated as appropriate.
	For the year ended December 31,
	2023	2022	2021
At the beginning of the year	(68)	(37)	(51)
Additions	(567)	(435)	(315)
Reversals	29	17	13
Write-offs	525	387	316
At the end of the year	(81)	(68)	(37)